Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2025
Registrant Name	dei_EntityRegistrantName	Dreyfus Treasury Securities Cash Management
Entity Central Index Key	dei_EntityCentralIndexKey	0000843781
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 29, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 30, 2025
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	May 30, 2025
Prospectus Summary | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Administrative Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DARXX
Prospectus Summary | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIRXX
Prospectus Summary | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVRXX
Prospectus Summary | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Participant Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPRXX
Prospectus Summary | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTHXX
Prospectus Summary | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Token-Enabled Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TKNXX
Prospectus Summary | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Wealth Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTJXX